Share equity incentive plans - Schedule Of Options Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Options
Outstanding at the beginning of the year (in shares)	7,351,711	8,362,930
Granted (in shares)	0	0
Exercised (in shares)	(2,167,781)	(863,494)
Forfeited (in shares)	(39,710)	(147,725)
Outstanding at the end of the year (in shares)	5,144,220	7,351,711	8,362,930
Exercisable at the end of the year, number of options (in shares)	5,088,188	6,844,376
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)	$ 2.21	$ 2.28
Granted (in dollars per share)	0	0
Exercised (in dollars per share)	2.14	2.67
Forfeited (in dollars per share)	5.41	3.45
Outstanding at the end of the year (in dollars per share)	2.21	2.21	$ 2.28
Exercisable at the end of the year, weighted average remaining contractual term (in dollars per share)	$ 2.19	$ 2.15
Weighted Average Remaining Contractual Term (in years)
Options outstanding, weighted average remaining contractual life (years)	3 years 6 months	4 years 14 days	5 years 3 months
Options exercisable, weighted-average remaining contractual life (years)	3 years 5 months 19 days	3 years 9 months 29 days